OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 1,462
2025	1,578
2026	1,491
2027	1,415
2028 and thereafter	1,397
Total minimum lease payments	$ 7,343